COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

		Shares	Value
CLOSED-END FUNDS	84.9%
BANK LOAN	3.2%
Ares Dynamic Credit Allocation Fund, Inc.		104,603	$1,558,585
BlackRock Floating Rate Income Strategies Fund, Inc.		47,591	600,598
BlackRock Floating Rate Income Trust Fund, Inc.		35,393	434,272
Eaton Vance Senior Floating-Rate Trust		58,030	756,711
Eaton Vance Senior Income Trust		123,968	758,684
Nuveen Credit Strategies Income Fund		677,162	5,065,172
Nuveen Floating Rate Income Fund		59,776	581,023
Nuveen Floating Rate Income Opportunity Fund		73,848	704,510
Western Asset Corporate Loan Fund, Inc.		101,570	963,899

			11,423,454

DIVERSIFIED COMMODITY	1.3%
Adams Natural Resources Fund, Inc.		206,778	3,273,296
BlackRock Energy and Resources Trust		123,437	1,382,494

			4,655,790

DIVERSIFIED EMERGING MARKETS EQUITY	4.1%
JPMorgan Emerging Markets Investment Trust PLC (United Kingdom)		239,828	2,913,418
Templeton Emerging Markets Fund		382,633	5,609,400
Templeton Emerging Markets Investment Trust PLC (United Kingdom)		664,385	6,437,127

			14,959,945

DIVERSIIFIED MUNICIPAL	9.9%
BlackRock Investment Quality Municipal Trust, Inc.		63,393	986,395
BlackRock Municipal 2030 Target Term Trust		15,198	359,585
BlackRock Municipal Income Investment Quality Trust		11,848	170,137
BlackRock Municipal Income Trust		51,815	731,628
BlackRock MuniEnhanced Fund, Inc.		80,287	910,455
BlackRock MuniHoldings Fund II, Inc.		24,230	365,388
BlackRock MuniHoldings Fund, Inc.		34,728	569,886
BlackRock MuniHoldings Quality Fund II, Inc.		41,070	524,464
BlackRock MuniHoldings Quality Fund, Inc.		41,877	535,607
BlackRock MuniVest Fund, Inc.		158,635	1,459,442
BlackRock MuniYield Fund, Inc.		25,162	374,662
BlackRock MuniYield Investment Fund		20,695	295,939
BlackRock MuniYield Investment Quality Fund		36,102	499,832
BlackRock MuniYield Quality Fund II, Inc.		110,486	1,433,003
BlackRock MuniYield Quality Fund III, Inc.		113,309	1,537,603

		Shares	Value
BlackRock MuniYield Quality Fund, Inc.		131,017	$1,970,496
BlackRock Strategic Municipal Trust		56,570	812,967
Eaton Vance Municipal Income Trust		122,701	1,580,389
Invesco Municipal Trust		84,126	1,060,829
Nuveen AMT-Free Municipal Credit Income Fund		212,394	3,553,352
Nuveen AMT-Free Quality Municipal Income Fund		191,047	2,733,883
Nuveen Enhanced Municipal Value Fund		126,815	1,818,527
Nuveen Municipal Credit Income Fund		172,643	2,801,996
Nuveen Municipal Value Fund, Inc.		280,230	2,945,217
Nuveen Quality Municipal Income Fund		257,971	3,704,464
Pioneer Municipal High Income Trust		42,050	523,943
Putnam Managed Municipal Income Trust		198,375	1,553,276

			35,813,365

GLOBAL EQUITY	0.1%
Clough Global Equity Fund		18,643	214,395

GLOBAL HYBRID (GROWTH & INCOME)	0.2%
Clough Global Dividend and Income Fund		70,832	768,527

HIGH YIELD	0.6%
BlackRock Corporate High Yield Fund, Inc.		128,718	1,383,718
New America High Income Fund, Inc.		108,573	958,700

			2,342,418

INVESTMENT GRADE	0.5%
PIMCO Corporate and Income Opportunity Fund		99,098	1,797,638

MASTER LIMITED PARTNERSHIPS	11.9%
First Trust Energy Income and Growth Fund		370,911	8,404,843
First Trust MLP and Energy Income Fund		417,383	4,791,557
First Trust New Opportunities MLP & Energy Fund		719,811	6,715,837
Kayne Anderson Midstream/Energy Fund, Inc.		217,003	2,350,142
Kayne Anderson MLP Investment Company		956,513	13,831,178
Neuberger Berman MLP Income Fund, Inc.		493,787	3,555,266
Tortoise Energy Infrastructure Corp.		34,599	707,550
Tortoise MLP Fund, Inc.		217,517	2,673,284

			43,029,657

MULTI-SECTOR	12.0%
AllianzGI Convertible & Income Fund		159,565	899,947
AllianzGI Convertible & Income Fund II		679,167	3,416,210
PIMCO Dynamic Credit Income Fund		498,177	12,195,373
PIMCO Dynamic Income Fund		313,798	10,210,987
PIMCO Income Opportunity Fund		322,369	8,581,463
PIMCO Income Strategy Fund II		779,229	8,049,435

			43,353,415

		Shares	Value
OPTION INCOME	4.7%
BlackRock Enhanced Capital and Income Fund, Inc.		139,913	$2,260,994
Columbia Seligman Premium Technology Growth Fund, Inc.		160,593	3,388,512
Eaton Vance Tax-Managed Diversified Equity Income Fund		164,952	1,962,929
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund		301,950	2,916,837
Eaton Vance Tax-Managed Global Diversified Equity Income Fund		496,217	4,078,904
Nuveen NASDAQ 100 Dynamic Overwrite Fund		99,646	2,208,155

			16,816,331

PREFERRED	5.2%
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.		98,017	2,558,244
Flaherty & Crumrine Preferred Income Fund, Inc.		71,121	1,061,836
Flaherty & Crumrine Preferred Securities Income Fund, Inc.		142,164	2,978,336
John Hancock Preferred Income Fund III		157,149	3,144,551
Nuveen Preferred & Income Term Fund		115,131	2,847,190
Nuveen Preferred Income Opportunities Fund		597,079	6,000,644

			18,590,801

REAL ESTATE	4.1%
Aberdeen Global Premier Properties Fund		205,509	1,278,266
CBRE Clarion Global Real Estate Income Fund		352,054	2,784,747
Neuberger Berman Real Estate Securities Income Fund, Inc.		627,728	3,559,218
Nuveen Real Asset Income and Growth Fund		187,948	3,290,969
Nuveen Real Estate Income Fund		338,111	3,715,840

			14,629,040

SECTOR EQUITY	4.7%
Gabelli Healthcare and WellnessRx Trust		118,167	1,231,300
John Hancock Financial Opportunities Fund		110,910	3,567,975
Tekla Healthcare Investors		163,743	3,003,047
Tekla Healthcare Opportunities Fund		206,932	3,613,033
Tekla Life Sciences Investors		201,774	3,046,787
Tekla World Healthcare Fund		184,496	2,479,626

			16,941,768

		Shares	Value
SHORT DURATION	1.3%
BlackRock Limited Duration Income Trust		169,301	$2,646,175
Eaton Vance Limited Duration Income Fund		163,089	2,038,612

			4,684,787

SINGLE COMMODITY	4.5%
Sprott Physical Gold and Silver Trust (Canada)(a)		1,010,531	14,319,225
Sprott Physical Platinum & Palladium Trust (Canada)(a)		140,229	1,794,931

			16,114,156

SINGLE STATE MUNICIPAL	0.6%
BlackRock MuniHoldings New York Quality Fund, Inc.		80,569	1,096,544
Nuveen California Quality Municipal Income Fund		61,562	922,814

			2,019,358

U.S. GENERAL EQUITY	14.6%
Adams Diversified Equity Fund, Inc.		880,311	13,944,126
Eaton Vance Tax-Advantaged Dividend Income Fund		265,945	6,534,269
Eaton Vance Tax-Advantaged Global Dividend Income Fund		378,745	6,234,143
Gabelli Dividend & Income Trust		329,242	7,081,995
Gabelli Equity Trust, Inc.		150,910	902,442
General American Investors Co., Inc.		10,050	365,318
John Hancock Tax-Advantaged Dividend Income Fund		319,993	9,100,601
Nuveen Core Equity Alpha Fund		382,589	5,482,500
Nuveen Tax-Advantaged Dividend Growth Fund		110,880	1,855,022
Nuveen Tax-Advantaged Total Return Strategy Fund		15,694	177,028
Source Capital, Inc.		27,604	1,007,949

			52,685,393

UTILITY	1.4%
Reaves Utility Income Fund		141,776	5,203,179

TOTAL CLOSED-END FUNDS (Identified cost—$303,639,816)			306,043,417

EXCHANGE-TRADED FUNDS	13.4%
DIVERSIFIED EMERGING MARKETS EQUITY	0.9%
iShares MSCI Emerging Markets ETF		78,690	3,216,060

SECTOR EQUITY	2.6%
Financial Select Sector SPDR Fund		175,018	4,900,504
iShares Nasdaq Biotechnology ETF		31,691	3,153,255
SPDR S&P Bank ETF		33,625	1,451,255

			9,505,014

		Shares	Value
U.S. GENERAL EQUITY	8.4%
SPDR S&P 500 ETF Trust		40,243	11,942,915
Consumer Discretionary Select Sector SPDR ETF		52,949	6,390,944
Vanguard S&P 500 ETF Trust		43,814	11,943,697

			30,277,556

UTILITIES	1.5%
Vanguard Utilities ETF		37,715	5,417,760

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$46,849,905)			48,416,390

SHORT-TERM INVESTMENTS	2.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%(b)		6,993,348	6,993,348

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$6,993,348)			6,993,348

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$357,483,069)	100.3%		361,453,155
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)		(932,785)

NET ASSETS (Equivalent to $13.25 per share based on 27,209,148 shares of common stock outstanding)	100.0%		$360,520,370

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Closed-End Funds	$306,043,417	$306,043,417	$—	$—
Exchange-Traded Funds	48,416,390	48,416,390	—	—
Short-Term Investments	6,993,348	—	6,993,348	—

Total Investments in Securities(a)	$361,453,155	$354,459,807	$6,993,348	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.